Financial instruments - Derivatives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	€ 20.7	€ 13.1
Total liabilities	(69.2)	(1.4)
Total	€ (48.5)	11.7
Foreign exchange forward contract
Disclosure of detailed information about financial instruments [line items]
Percentage of principal amount relating to foreign currency	30.60%
Foreign exchange forward contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 484.0	367.8
Total assets	2.1	13.1
Total liabilities	€ (7.8)	€ (1.4)
Foreign exchange forward contract | USD
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative, percentage of notional amount	43.40%	68.90%
Foreign exchange forward contract | Euro
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative, percentage of notional amount	26.00%	22.00%
Cross currency interest rate swap | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	€ 18.6	€ 0.0
Total liabilities	(61.4)	€ 0.0
Pay | Cross currency interest rate swap | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Notional amount	826.2
Receive | Cross currency interest rate swap | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 780.7